Revenue from Sale of Goods - Schedule of gross revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	$ 265,418	$ 173,081
Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	249,049	157,260
Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	16,369	15,821
Retail
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	228,113	158,919
Retail | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	211,744	143,098
Retail | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	16,369	15,821
Medical
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	3,395	1,769
Medical | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	3,395	1,769
Medical | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	0	0
Wholesale
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	13,538	2,458
Wholesale | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	13,538	2,458
Wholesale | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	0	0
International
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	20,372	9,935
International | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	20,372	9,935
International | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	$ 0	$ 0